Income Taxes - Tax Loss Carryforwards Available to Offset Future Income Taxes (Detail) (USD $)	Dec. 31, 2012
United States [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	$ 317,160,397
United States [Member] | Year of Expiration, 2016 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
United States [Member] | Year of Expiration, 2017 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
United States [Member] | Year of Expiration, 2018 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	13,760,592
United States [Member] | Year of Expiration, 2019 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,293,432
United States [Member] | Year of Expiration, 2020 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	1,473,066
United States [Member] | Year of Expiration, 2021 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,769,043
United States [Member] | Year of Expiration, 2022 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	1,840,300
United States [Member] | Year of Expiration, 2023 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,031,270
United States [Member] | Year of Expiration, 2024 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	3,353,481
United States [Member] | Year of Expiration, 2025 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,293,432
United States [Member] | Year of Expiration, 2026 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,293,432
United States [Member] | Year of Expiration, 2027 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	9,937,230
United States [Member] | Year of Expiration, 2028 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	33,456,349
United States [Member] | Year of Expiration, 2029 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	33,916,312
United States [Member] | Year of Expiration, 2030 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	50,887,617
United States [Member] | Year of Expiration, 2031 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	67,057,312
United States [Member] | Year of Expiration, 2032 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	89,797,529
The Netherlands [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	15,875,907
The Netherlands [Member] | Year of Expiration, 2016 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	3,869,995
The Netherlands [Member] | Year of Expiration, 2017 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	4,265,206
The Netherlands [Member] | Year of Expiration, 2018 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	4,692,440
The Netherlands [Member] | Year of Expiration, 2019 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	908,706
The Netherlands [Member] | Year of Expiration, 2020 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards	2,139,560
The Netherlands [Member] | Year of Expiration, 2021 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2022 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2023 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2024 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2025 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2026 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2027 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2028 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2029 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2030 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2031 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards
The Netherlands [Member] | Year of Expiration, 2032 [Member]
Tax loss carryforwards available to offset future income taxes
Tax loss carryforwards